Horizon Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares			Value
	INVESTMENT COMPANIES - 81.1%
	Exchange Traded Funds - 81.1%
215,907	Invesco KBW High Dividend Yield Financial ETF		$2,970,880
29,582	iShares 20+ Year Treasury Bond ETF (e)		4,797,904
60,361	iShares Global Infrastructure ETF		2,398,746
40,268	iShares iBoxx Investment Grade Corporate Bond ETF		5,460,341
320,177	iShares International Select Dividend ETF		8,420,655
48,251	iShares JP Morgan USD Emerging Markets Bond ETF		5,480,349
55,011	SPDR Bloomberg Barclays Convertible Securities ETF		3,895,879
28,798	SPDR S&P 500 ETF (e)		10,059,430
138,423	X-Trackers USD High Yield Corporate Bond ETF		6,749,505
	TOTAL INVESTMENT COMPANIES (Cost - $46,307,332)		50,233,689

	COMMON STOCKS - 10.3%
	Advertising - 0.1%
3,901	Interpublic Group of Cos., Inc.		69,282

	Aerospace/Defense - 0.0% (b)
77	Lockheed Martin Corp.		30,050

	Agriculture - 0.3%
2,251	Altria Group, Inc.		98,459
1,002	Philip Morris International, Inc.		79,949
			178,408
	Banks - 0.1%
6,899	Huntington Bancshares, Inc.		64,920

	Beverages - 0.1%
854	Coca-Cola Co.		42,299

	Chemicals - 0.1%
1,564	CF Industries Holdings, Inc.		51,033

	Commercial Services - 0.2%
4,770	H&R Block, Inc.		69,165
2,143	Western Union Co.		50,553
			119,718
	Computers - 0.2%
490	International Business Machines Corp.		60,422
1,191	Seagate Technology PLC		57,156
			117,578
	Diversified Financial Services - 0.1%
2,413	Lazard, Ltd., Class A		76,420

	Electric - 1.2%
717	Alliant Energy Corp.		38,825
469	American Electric Power Co., Inc.		36,971
1,952	CenterPoint Energy, Inc.		39,177
529	CMS Energy Corp.		31,999
593	Dominion Energy, Inc.		46,515
388	DTE Energy Co.		46,044
869	Edison International		45,605
447	Entergy Corp.		44,316
357	Eversource Energy		30,598
1,203	Exelon Corp.		44,403
1,117	FirstEnergy Corp.		31,935
102	NextEra Energy, Inc.		28,475
622	Pinnacle West Capital Corp.		45,624
2,632	PPL Corp.		72,722
883	Public Service Enterprise Group, Inc.		46,128
309	Sempra Energy		38,208
358	WEC Energy Group, Inc.		33,681
461	Xcel Energy, Inc.		32,028
			733,254
	Electrical Components & Equipment - 0.1%
600	Emerson Electric Co.		41,682

	Electronics - 0.0% (b)
294	Garmin, Ltd.		30,461

	Finance and Insurance - 0.3%
795	Bank of Hawaii Corp.		43,757
3,543	Old Republic International Corp.		57,078
1,911	Trustmark Corp.		44,870
2,164	United Bankshares Inc.		56,567
			202,272
	Food - 0.1%
577	General Mills, Inc.		36,899

	Forest Products & Paper - 0.1%
1,899	International Paper Co.		68,877

	Gas - 0.1%
1,733	NiSource, Inc.		38,403

	Household Products/Wares - 0.1%
238	Kimberly-Clark Corp.		37,547

	Housewares - 0.1%
4,272	Newell Brands, Inc.		68,267

	Insurance - 0.4%
664	Cincinnati Financial Corp.		52,728
3,359	Janus Henderson Group PLC		69,599
1,477	Principal Financial Group, Inc.		62,196
8,370	Valley National Bancorp		62,859
			247,382
	Machinery - Construction & Mining - 0.1%
288	Caterpillar, Inc.		40,985

	Manufacturing - 0.1%
2,209	Huntsman Corp.		47,759
733	Sonoco Products Co.		38,871
			86,630
	Miscellaneous Manufacturing - 0.1%
434	Eaton Corp PLC		44,311

	Oil & Gas - 0.2%
694	Chevron Corp.		58,247
1,820	Exxon Mobil Corp.		72,691
			130,938
	Packaging & Containers - 0.1%
362	Packaging Corp of America		36,649

	Pharmaceuticals - 0.1%
463	Merck & Co., Inc.		39,480
1,552	Pfizer, Inc.		58,650
			98,130
	Real Estate Investment Trusts - 4.5%
1,626	AGNC Investment Corp.		22,943
368	Alexandria Real Estate Equities, Inc.		61,964
421	American Campus Communities, Inc.		14,272
754	American Homes 4 Rent, Class A		21,595
1,304	American Tower Corp.		324,892
555	Americold Realty Trust		21,284
4,309	Annaly Capital Management, Inc.		31,671
475	Apartment Investment & Management Co., Class A		17,114
426	AvalonBay Communities, Inc.		67,334
409	Blackstone Mortgage Trust, Inc., Class A		9,722
440	Boston Properties, Inc.		38,223
558	Brandywine Realty Trust		6,211
294	Camden Property Trust		26,736
376	Columbia Property Trust, Inc.		4,437
119	CoreSite Realty Corp.		14,572
339	Corporate Office Properties Trust		8,353
465	Cousins Properties, Inc.		13,880
1,227	Crown Castle International Corp.		200,308
600	CubeSmart		18,972
327	CyrusOne, Inc.		27,314
770	Digital Realty Trust, Inc.		119,851
506	Douglas Emmett, Inc.		14,128
1,127	Duke Realty Corp.		43,446
118	EastGroup Properties, Inc.		15,713
218	Equinix, Inc.		172,172
552	Equity LifeStyle Properties, Inc.		36,592
1,085	Equity Residential		61,248
201	Essex Property Trust, Inc.		43,518
392	Extra Space Storage, Inc.		41,768
218	Federal Realty Investment Trust		17,274
403	First Industrial Realty Trust, Inc.		17,188
386	GEO Group Inc.		4,308
418	Healthcare Realty Trust, Inc.		12,059
664	Healthcare Trust of America, Inc., Class A		17,523
1,527	Healthpeak Properties, Inc.		42,206
326	Highwoods Properties, Inc.		12,147
2,353	Host Hotels & Resorts, Inc. (a)		26,424
493	Hudson Pacific Properties, Inc.		11,576
1,596	Invitation Homes, Inc.		45,693
914	Iron Mountain, Inc.		27,502
372	JBG SMITH Properties		10,293
327	Kilroy Realty Corp.		19,136
801	Lexington Realty Trust		9,107
144	Life Storage, Inc.		15,182
295	Mack-Cali Realty Corp.		3,726
1,609	Medical Properties Trust, Inc.		29,895
347	Mid-America Apartment Communities, Inc.		40,641
513	National Retail Properties, Inc.		18,181
645	Paramount Group, Inc.		4,773
613	Physicians Realty Trust		11,126
397	Piedmont Office Realty Trust, Inc., Class A		6,078
198	PotlatchDeltic Corp.		9,116
2,267	Prologis, Inc.		230,917
67	PS Business Parks, Inc.		8,455
451	Public Storage		95,792
398	Rayonier, Inc.		11,653
1,044	Realty Income Corp.		64,759
500	Regency Centers Corp.		19,855
349	Rexford Industrial Realty, Inc.		16,745
332	SBA Communications Corp.		101,615
261	SL Green Realty Corp.		12,204
844	Starwood Property Trust, Inc.		13,166
654	STORE Capital Corp.		17,684
281	Sun Communities, Inc.		41,891
880	UDR, Inc.		30,633
3,242	VEREIT, Inc.		21,786
1,416	VICI Properties, Inc.		31,633
495	Vornado Realty Trust		17,736
268	Washington Real Estate Investment Trust		5,880
384	Weingarten Realty Investors		6,709
1,312	Welltower, Inc.		75,466
517	WP Carey, Inc.		35,864
			2,771,830
	Retail - 0.2%
458	Genuine Parts Co.		43,254
158	McDonald's Corp.		33,736
209	Target Corp.		31,603
			108,593
	Savings & Loans - 0.2%
7,030	New York Community Bancorp, Inc.		63,621
6,029	People's United Financial, Inc.		63,787
			127,408
	Semiconductors - 0.1%
406	Intel Corp.		20,686
356	QUALCOMM, Inc.		42,399
			63,085
	Telecommunications - 0.4%
2,559	AT&T, Inc.		76,284
11,019	CenturyLink, Inc.		118,454
883	Verizon Communications, Inc.		52,336
			247,074
	Utilities - 0.4%
1,356	Avista Corp.		49,982
766	Black Hills Corp.		42,957
389	IDACORP, Inc.		34,971
1,396	New Jersey Resources Corp.		42,076
901	NorthWestern Corp.		46,528
1,791	OGE Energy Corp.		57,061
			273,575
	Wholesale Trade - 0.1%
256	Watsco, Inc.		62,717

	TOTAL COMMON STOCKS (Cost - $6,251,566)		6,346,677

	CONVERTIBLE PREFERRED STOCKS - 0.1%
	Finance and Insurance - 0.1%
1,175	Prudential PLC, 6.5%		32,536

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $31,653)		32,536

	PREFERRED STOCKS - 6.1%
	Banks - 0.7%
1,150	Bank of America Corp., Series CC, 6.2%		29,842
1,075	Bank of America Corp., Series EE, 6.0%		28,305
1,050	Capital One Financial Corp., Series G, 5.2%		26,848
1,250	Citigroup, Inc., Series J, 7.1%		35,725
1,225	Citigroup, Inc., Series K, 6.9%		34,643
1,175	Citigroup, Inc., Series S, 6.3%		30,233
1,025	Goldman Sachs Group, Inc., Series J, 5.5%		27,757
1,150	JPMorgan Chase & Co., Series AA, 6.1%		29,337
1,150	JPMorgan Chase & Co., Series BB, 6.2%		29,727
1,075	PNC Financial Services Group, Inc., 6.1%		28,531
1,075	State Street Corp., Class D, 5.9%		29,606
1,050	Truist Financial Corp., 5.6%		27,447
975	Webster Financial Corp., Series F, 5.3%		25,808
1,050	Wells Fargo & Co., Series X, 5.5%		27,468
			411,277
	Finance and Insurance - 3.0%
1,125	American Financial Group Inc., 6.0%		28,597
1,050	American International Group, Inc., 5.9%		28,717
1,150	Apollo Global Management, Inc., 6.4%		31,245
1,050	Arch Capital Group Ltd., 5.3%		26,764
1,125	Axis Capital Holdings Ltd., 5.5%		28,631
1,050	Bank of America Corp., 6.0%		29,095
1,025	BOK Financial Corp., 5.4%		27,050
1,175	Brighthouse Financial, Inc., 6.3%		31,772
1,150	Capital One Financial Corp., Series H, 6.0%		29,727
1,175	Capital One Financial Corp., Series F, 6.2%		29,774
1,050	Charles Schwab Corp., 6.0%		27,416
1,125	Charles Schwab Corp., 6.0%		28,643
1,175	Citizens Financial Group, Inc., 6.4%		31,654
1,050	Fifth Third Bancorp, Series A, 6.0%		28,245
1,175	Fifth Third Bancorp, Series I, 6.6%		33,076
1,025	First Republic Bank, Series G, 5.5%		26,547
975	First Republic Bank, Series I, 5.5%		26,666
1,075	Globe Life, Inc., 6.1%		29,874
1,150	Goldman Sachs Group Inc, Series K, 6.4%		32,062
1,150	Goldman Sachs Group Inc, Series N, 6.3%		30,038
1,375	Hartford Financial Services Group Inc., 7.9%		38,720
1,050	Hartford Financial Services Group Inc., Series G, 6.0%		29,032
1,175	Huntington Bancshares Inc., Series D, 6.3%		30,139
1,075	Huntington Bancshares Inc., Series C, 5.9%		28,842
1,050	KeyCorp, Series E, 6.1%		31,227
1,050	KeyCorp, Series F, 5.7%		27,741
1,050	KeyCorp, Series G, 5.6%		29,033
1,050	Legg Mason, Inc., 5.5%		27,143
1,175	Legg Mason, Inc., 6.4%		30,250
1,250	Morgan Stanley, Series E, 7.1%		36,050
1,225	Morgan Stanley, Series F, 6.9%		34,557
1,150	Morgan Stanley, Series I, 6.4%		32,442
1,050	Morgan Stanley, Series K, 5.9%		29,652
1,225	Oaktree Capital Group LLC, Series A, 6.6%		33,859
1,225	Oaktree Capital Group LLC, Series B, 6.6%		33,577
1,150	PartnerRe Ltd., Series I, 5.9%		29,452
1,050	People's United Financial, Inc., Series A, 5.6%		27,930
1,025	Prudential Financial, Inc., 5.6%		28,557
1,050	Prudential Financial, Inc., 5.7%		26,250
1,050	Prudential Financial, Inc., 5.8%		26,313
1,175	Regions Financial Corp., Series A, 6.4%		29,963
1,075	Reinsurance Group of America, Inc., 5.8%		29,391
1,175	Reinsurance Group of America, Inc., 6.2%		31,619
1,025	RenaissanceRe Holdings Ltd., Series E, 5.4%		25,830
1,050	RenaissanceRe Holdings Ltd., Series F, 5.8%		28,791
1,175	SCE Trust III, Series H, 5.8%		27,002
1,050	SCE Trust VI, 5.5%		25,190
1,175	Stifel Financial Corp., Series A, 6.3%		30,491
1,150	Stifel Financial Corp., Series B, 6.3%		31,165
1,225	Unum Group, 6.3%		32,475
1,175	Valley National Bancorp, Series B, 5.5%		28,682
1,075	W R Berkley Corp., 5.9%		27,993
1,075	Wells Fargo & Co., Series Q, 5.9%		28,047
1,175	Wells Fargo & Co., Series R, 6.6%		32,395
1,075	Wells Fargo & Co., Series T, 6.0%		27,853
1,075	Wells Fargo & Co., Series V, 6.0%		27,284
1,050	Wells Fargo & Co., Series W, 5.7%		26,891
1,050	Wells Fargo & Co., Series Y, 5.6%		28,182
1,250	Wintrust Financial Corp., Series D, 6.5%		32,550
1,050	WR Berkley Corp., 5.6%		26,754
1,050	WR Berkley Corp., 5.8%		26,974
1,150	Zions Bancorp NA, Series G, 6.3%		31,108
1,050	Zions Bancorp NA, Series H, 5.8%		27,048
			1,860,037
	Health Care and Social Assistance - 0.1%
1,025	JPMorgan Chase & Co., Series DD, 5.8%		28,054
1,050	JPMorgan Chase & Co., Series EE, 6.0%		29,243
			57,297
	Information - 0.1%
1,350	Qwest Corp., 6.6%		34,101
1,325	United States Cellular Corp., 7.0%		33,734
			67,835
	Insurance - 0.1%
1,050	Arch Capital Group Ltd., Series F, 5.5%		27,625
1,025	MetLife, Inc., Series E, 5.6%		28,434
			56,059
	Manufacturing - 0.2%
1,225	Brunswick Corp., 6.4%		33,296
1,225	Brunswick Corp., 6.5%		33,038
1,225	Brunswick Corp., 6.6%		33,663
			99,997
	Professional, Scientific, and Technical Services - 0.0% (b)
1,075	eBay, Inc., 6.0%		27,982

	Real Estate and Rental and Leasing - 0.1%
1,175	Assured Guaranty Municipal Holdings, Inc., 6.3%		31,525
1,050	Bank of America Corp., Series HH, 5.9%		28,739
			60,264
	Real Estate Investment Trusts - 0.9%
1,225	American Homes 4 Rent, Series D, 6.5%		31,789
1,175	American Homes 4 Rent, Series E, 6.4%		30,726
1,150	American Homes 4 Rent, Series F, 5.9%		30,763
1,150	American Homes 4 Rent, Series G, 5.9%		30,579
1,175	American Homes 4 Rent, Series H, 6.3%		32,747
1,025	Boston Properties, Inc., Series B, 5.3%		26,035
1,225	Digital Realty Trust, Inc., Series C, 6.6%		32,242
1,075	Digital Realty Trust, Inc., Series G, 5.9%		27,681
1,175	Digital Realty Trust, Inc., Series I, 6.4%		29,739
1,050	Digital Realty Trust, Inc., Series K, 5.9%		28,991
1,050	Kimco Realty Corp., Series L, 5.1%		27,678
1,050	Kimco Realty Corp., Series M, 5.3%		27,825
1,050	National Retail Properties, Inc., Series F, 5.2%		27,101
1,175	Office Properties Income Trust, 5.9%		29,786
975	Public Storage, Series B, 5.4%		25,233
1,225	SL Green Realty Corp., Series I, 6.5%		32,095
1,019	VEREIT, Inc., Series F, 6.7%		25,628
1,225	Vornado Realty Trust, Series L, 5.4%		30,931
1,225	Vornado Realty Trust, Series K, 5.7%		31,017
1,225	Vornado Realty Trust, Series M, 5.3%		31,091
			589,677
	Retail Trade - 0.1%
1,225	KKR & Co, Inc., Series A, 6.8%		32,438
1,175	KKR & Co, Inc., Series B, 6.5%		32,160
			64,598
	Transportation and Warehousing - 0.1%
1,225	Enbridge, Inc., Series B, 6.4%		31,629

	Utilities - 0.7%
1,225	Algonquin Power & Utilities Corp., 6.9%		33,896
1,025	CMS Energy Corp., 5.6%		27,675
1,050	CMS Energy Corp., 5.9%		28,948
1,050	CMS Energy Corp., 5.9%		28,801
1,025	DTE Energy Co., Series B, 5.4%		26,250
1,050	DTE Energy Co., Series F, 6.0%		27,415
1,025	Duke Energy Corp., Series A, 5.8%		28,915
1,175	NiSource, Inc., Series B, 6.5%		32,030
1,075	PPL Capital Funding, Inc., Series B, 5.9%		27,832
1,050	SCE Trust II, 5.1%		25,914
1,175	SCE Trust IV, Series J, 5.4%		27,049
1,150	SCE Trust V, Series K, 5.5%		26,692
1,050	Sempra Energy, 5.8%		28,508
1,150	Southern Co., 6.3%		29,417
1,050	Spire, Inc., Series A, 5.9%		29,075
			428,417
	TOTAL PREFERRED STOCKS (Cost - $3,652,693)		3,755,069

Contracts		Notional Value
	PURCHASED OPTIONS - 0.3%
	PURCHASED CALL OPTIONS - 0.3% (a)(c)
	iShares MSCI Emerging Markets ETF
750	Expiration: September 2020, Exercise Price: $45 (f)	$3,340,500	50,625
	SPDR S&P 500 ETF Trust
320	Expiration: September 2020, Exercise Price: $353 (f)	11,177,920	126,560
	TOTAL PURCHASED OPTIONS (Cost - $102,805)		177,185

	SHORT TERM INVESTMENTS - 2.9%
	Money Market Funds - 2.9%
1,784,956	First American Treasury Obligations Fund, Class X, 0.07% (d)		1,784,956
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,784,956)		1,784,956

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%
3,553,440	First American Government Obligations Fund, Class Z, 0.05% (d)		3,553,440
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $3,553,440)		3,553,440

	TOTAL INVESTMENTS - 106.4% (Cost - $61,684,445)		65,883,552
	Liabilities in Excess of Other Assets - (6.4)%		(3,972,431)
	NET ASSETS - 100.0%		$61,911,121

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.8)%
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.8)% (a)(c)
	Apple, Inc.
800	Expiration: September 2020, Exercise Price $555	$10,323,200	$200,000
	iShares MSCI Emerging Markets ETF
750	Expiration: September 2020, Exercise Price $47	3,340,500	7,875
	SPDR S&P 500 ETF Trust
300	Expiration: September 2020, Exercise Price $343	10,479,300	310,500
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $278,653)		518,375

	TOTAL OPTIONS WRITTEN (Premiums Received $278,653)		$518,375

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rounds to less than 0.1%.
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Money Market Fund; interest rate reflects seven-day yield on August 31, 2020.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $8,608,100.
(f) Held in connection with a written option, see Schedule of Written Options for more details.